Personnel expenses - Summary of Personnel Expenses (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Statements [Line Items]
Wages and salaries	€ (76,000)	€ (62,015)	€ (48,994)
Total other employee benefits	(12,058)	(9,685)	(6,626)
Share-based compensation expense	(15,015)	(17,642)	(20,705)
Total	(103,073)	(89,342)	(76,325)
Research and development expenses [Member]
Statements [Line Items]
Wages and salaries	(60,409)	(48,906)	(37,770)
Other employee benefits	(8,840)	(7,364)	(4,802)
Share-based compensation expense	(7,538)	(9,587)	(11,972)
General and administrative expenses [Member]
Statements [Line Items]
Wages and salaries	(15,591)	(13,109)	(11,224)
Other employee benefits	(3,218)	(2,321)	(1,824)
Share-based compensation expense	€ (7,477)	€ (8,055)	€ (8,733)